Net Income / (Loss) from continuing operations Per Unit (Tables)	12 Months Ended
Dec. 31, 2019
Net Income / (Loss) from continuing operations Per Unit [Abstract]
Net Income / (Loss) Per Unit Basic and Diluted
BASIC AND DILUTED	2019	2018	2017
Numerators
Partnership’s net income / (loss) from continuing operations	$ 24,421	$ (7,611)	$ 15,795
Less:
Preferred unit holders’ interest in Partnership’s net income from continuing operations	2,652	11,101	11,101
Deemed dividend to preferred unit holders’ (Note 13)	9,119	-	-
General Partner’s interest in Partnership’s net income / (loss) from continuing operations	236	(352)	86
Partnership’s net income / (loss) from continuing operations allocable to unvested units	130	(103)	13
Common unit holders’ interest in Partnership’s net income / (loss) from continuing operations	$ 12,284	$ (18,257)	$ 4,595
Denominators
Weighted average number of common units outstanding, basic and diluted	18,178,144	18,100,455	17,692,192
Net income /(loss) from continuing operations per common unit:
Basic and Diluted	$ 0.68	$ (1.01)	$0.26